Note 1 - Description of the Business and Summary of Significant Accounting Policies (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2019 USD ($)
Percentage Of Ownership In Subsidiaries	100.00%
Number of Wholly Owned Subsidiaries	2
Subsequent Event [Member]
Operating Lease, Right-of-Use Asset		$ 4.5
Operating Lease, Liability, Total		$ 4.5
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	40 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years